Stock Based Compensation - Summary of Stock Options Outstanding (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
STOCK-BASED COMPENSATION
Number of stock options outstanding, Beginning of period	19,170	5,723	5,723	110,828
Number of stock options outstanding, Granted			812,689	189,164
Number of stock options outstanding, Expired	(280)	(112)	(140,374)	(13,818)
Number of stock options outstanding, Canceled or forfeited
Number of stock options outstanding, End of period	18,890	5,611	19,170	5,723
Number of stock options Exercisable, End of period	18,890	1,828	958,489	97,010
Weighted average exercise price, Beginning of period	$ 79.78	$ 276.50	$ 276.50	$ 18.24
Weighted average exercise price, Granted			0.98	1.40
Weighted average exercise price, Expired	179.68	624.00	5.97	50.88
Weighted average exercise price, Canceled or forfeited
Weighted average exercise price, End of period	78.21	269.50	79.78	276.50
Weighted average exercise price Exercisable, End of period	$ 78.21	$ 682.50	$ 1.60	$ 13.59